American Funds Insurance Series
333 South Hope Street
Los Angeles, California  90071-1406

Phone (213) 486 9447
Fax (213) 486 9455
E-mail: siik@capgroup.com

Steven I. Koszalka
Secretary

October 22, 2012

Document Control
Division of Investment Management
Securities and Exchange Commission
Office of Insurance Products
100 F Street, NE
Washington, DC 20549

Re:	American Funds Insurance Series
File No. 002-86838 and No. 811-03857

Dear Sir or Madam:

This filing is being made pursuant to 497 in order to comply with the XBRL requirements applicable to investment companies under Rule 405 of Regulation S-T.  This filing is being made in connection with the above referenced Registrant's filing of its registration statement pursuant to Rule 497 on September 28, 2012.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka

Attachment

cc:	Sally Samuel
Division of Investment Management –
Office of Insurance Products